Consolidated Statements of Stockholders' Deficit (FY) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Better Choice Company [Member]	Common Stock [Member] Bona Vida, Inc. [Member]	Common Stock [Member] Halo [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Restatement Adjustment [Member] [1]	Common Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Better Choice Company [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Bona Vida, Inc. [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Halo [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Better Choice Company [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Bona Vida, Inc. [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Halo [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Better Choice Company [Member]	Additional Paid-in Capital [Member] Bona Vida, Inc. [Member]	Additional Paid-in Capital [Member] Halo [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Restatement Adjustment [Member]	[1]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Better Choice Company [Member]	Accumulated Deficit [Member] Bona Vida, Inc. [Member]	Accumulated Deficit [Member] Halo [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Restatement Adjustment [Member]	[1]	Accumulated Deficit [Member] Series A Preferred Stock [Member]	Accumulated Deficit [Member] Series E Preferred Stock [Member]	Total	Better Choice Company [Member]	Bona Vida, Inc. [Member]	Halo [Member]	Previously Reported [Member]	Restatement Adjustment [Member] [1]	Series A Preferred Stock [Member]	Series E Preferred Stock [Member]
Balance at Dec. 31, 2017	$ 11				$ 0	$ 11											$ 8,545				$ 8,545	$ 0				$ (10,672)				$ (10,672)	$ 0				$ (2,116)				$ (2,127)	$ 11
Balance (in shares) at Dec. 31, 2017	11,497,000				0	11,497,000																																	10,397,000	(10,397,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds									$ 2								4,666									0									4,668
Shares issued pursuant to a private placement - net proceeds (in shares)									2,391,000
Share-based compensation	$ 1																431																		432
Share-based compensation (in shares)	164,000
Net and comprehensive loss available to common stockholders	$ 0																0									(6,026)									(6,026)
Balance at Dec. 31, 2018	$ 12								$ 2								13,642									(16,698)									(3,042)
Balance (in shares) at Dec. 31, 2018	11,661,485								2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds																	150																		150
Shares issued pursuant to a private placement - net proceeds (in shares)									69,115
Share-based compensation																	206																		206
Share-based compensation (in shares)	18,964
Net and comprehensive loss available to common stockholders																										(2,776)									(2,776)
Balance at Mar. 31, 2019	$ 12								$ 2								13,998									(19,474)									(5,462)
Balance (in shares) at Mar. 31, 2019	11,680,449								2,460,518
Balance at Dec. 31, 2018	$ 12								$ 2								13,642									(16,698)									(3,042)
Balance (in shares) at Dec. 31, 2018	11,661,485								2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net and comprehensive loss available to common stockholders																																			(170,381)
Balance at Sep. 30, 2019	$ 45								$ 0								176,757									(187,075)									(10,273)
Balance (in shares) at Sep. 30, 2019	45,427,659								0
Balance at Dec. 31, 2018	$ 12								$ 2								13,642									(16,698)									(3,042)
Balance (in shares) at Dec. 31, 2018	11,661,485								2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds	$ 0								$ 0								150									0									150
Shares issued pursuant to a private placement - net proceeds (in shares)	0								70,000
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	$ 6								$ 0								15,670									0									15,676
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)	5,745,000								0
Share-based compensation	$ 1								$ 0								10,280									0									10,281
Share-based compensation (in shares)	1,119,000								0
Stock issued to third parties for services	$ 1								$ 0								3,476									0									3,477
Stock issued to third parties for services (in shares)	1,009,000								0
Warrants issued to third parties for services	$ 0								$ 0								2,968									0									2,968
Conversion of Stock							$ 2	$ 2	$ (2)				$ (9,492)											$ 0	$ 9,490								$ 0	$ 0							$ 0	$ 9,492
Conversion of Stock (in shares)							2,461,000	1,582,000	(2,461,000)				(1,247,000)
Acquisitions of treasury shares	$ (1)								$ 0								(6,070)									0									(6,071)
Acquisition of treasury (in shares)	(1,012,000)								0
Acquisition		$ 4	$ 18	$ 2						$ 0	$ 0	$ 0		$ 20,058	$ 0	$ 0		$ 23,560	$ 108,602	$ 3,883							$ 0	$ 0	$ 0							$ 23,564	$ 108,620	$ 3,885
Acquisition of business (in shares)		3,915,000	18,103,000	2,134,000						0	0	0		2,634,000	0	0
Guarantor warrants	$ 0								$ 0								4,180									0									4,180
Warrants issued in connection with the Notes	0								0								313									0									313
Warrant exercise	$ 1								$ 0				$ 0				4,006									0									4,007
Warrant exercise (in shares)	1,260,000								0				0
Net and comprehensive loss available to common stockholders	$ 0								$ 0				$ 0													(184,571)									(184,571)
Balance at Dec. 31, 2019	$ 48								$ 0				$ 10,566				194,150									(201,269)									(7,071)
Balance (in shares) at Dec. 31, 2019	47,977,390								0				1,387,000
Balance at Mar. 31, 2019	$ 12								$ 2								13,998									(19,474)									(5,462)
Balance (in shares) at Mar. 31, 2019	11,680,449								2,460,518
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	$ 6																15,670																		15,676
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)	5,744,991
Share-based compensation	$ 2																4,006																		4,008
Share-based compensation (in shares)	1,199,822
Conversion of Stock							$ 2	$ 1	$ (2)																$ 7,050																	$ 7,051
Conversion of Stock (in shares)							2,460,518	1,175,000	(2,460,518)
Acquisitions of treasury shares	$ (1)																(2,199)																		(2,200)
Acquisition of treasury (in shares)	(1,011,748)
Acquisition		$ 3	$ 18															23,490	108,002																	23,493	108,020
Acquisition of business (in shares)		3,915,856	18,003,273
Net and comprehensive loss available to common stockholders																										(161,533)									(161,533)
Balance at Jun. 30, 2019	$ 43								$ 0								170,017									(181,007)									(10,947)
Balance (in shares) at Jun. 30, 2019	43,168,161								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	$ 1																4,006																		4,007
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)	1,259,498
Share-based compensation																	2,496																		2,496
Stock issued to third parties for services	$ 1																3,439																		3,440
Stock issued to third parties for services (in shares)	1,000,000
Acquisitions of treasury shares																	(3,870)																		(3,870)
Acquisition																		$ 69	$ 600																	$ 69	$ 600
Net and comprehensive loss available to common stockholders																										(6,068)									(6,068)
Balance at Sep. 30, 2019	$ 45								$ 0								176,757									(187,075)									(10,273)
Balance (in shares) at Sep. 30, 2019	45,427,659								0
Balance at Dec. 31, 2019	$ 48								$ 0				$ 10,566				194,150									(201,269)									(7,071)
Balance (in shares) at Dec. 31, 2019	47,977,390								0				1,387,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds																	500																		500
Shares issued pursuant to a private placement - net proceeds (in shares)	308,642
Share-based compensation	$ 1																2,484																		2,485
Share-based compensation (in shares)	455,956
Stock issued to third parties for services																	125																		125
Stock issued to third parties for services (in shares)	125,000
Warrants issued to third parties for services																	2,594																		2,594
Net and comprehensive loss available to common stockholders																										(9,488)									(9,488)
Balance at Mar. 31, 2020	$ 49																200,051									(210,757)									(10,657)
Balance (in shares) at Mar. 31, 2020	48,939,708
Balance at Dec. 31, 2019	$ 48								$ 0				$ 10,566				194,150									(201,269)									(7,071)
Balance (in shares) at Dec. 31, 2019	47,977,390								0				1,387,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net and comprehensive loss available to common stockholders																																			(29,654)
Balance at Sep. 30, 2020	$ 49																214,305									(230,923)									(16,569)
Balance (in shares) at Sep. 30, 2020	49,139,708
Balance at Mar. 31, 2020	$ 49																200,051									(210,757)									(10,657)
Balance (in shares) at Mar. 31, 2020	48,939,708
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation																	3,020																		3,020
Warrants issued to third parties for services																	7,390																		7,390
Warrants issued in connection with the Notes																	337																		337
Net and comprehensive loss available to common stockholders																										(18,438)									(18,438)
Balance at Jun. 30, 2020	$ 49																212,532									(229,195)									(16,614)
Balance (in shares) at Jun. 30, 2020	48,939,708
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation																	1,543																		1,543
Warrants issued in connection with the Notes																	230																		230
Net and comprehensive loss available to common stockholders																										(1,728)									(1,728)
Balance at Sep. 30, 2020	$ 49																$ 214,305									$ (230,923)									$ (16,569)
Balance (in shares) at Sep. 30, 2020	49,139,708

[1]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of the Company from LLC units to common stock due to the May Acquisitions described in "Note 2 - Acquisitions"